Net Finance Expense - Summary of Net Finance Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance income:
Foreign exchange gain		$ (1,007,673)
Net change in fair value of financial liabilities at fair value through earnings (note 19)	$ (11,747,441)
Total finance income	(11,747,441)	(1,007,673)
Finance expense:
Interest and accretion expense on borrowings	3,322,321	4,024,240
Accretion expense on earn-out obligation and deferred consideration	600,602	560,150
Amortization of deferred financing fees	224,463	614,472
Net change in fair value of financial liabilities at fair value through earnings		204,958
Foreign exchange loss	88,084
Extinguishment of notes payable and bank indebtedness	2,044,867
Other	50,475	27,215
Total finance expense	6,330,812	5,431,035
Net finance (income) expense	$ (5,416,629)	$ 4,423,362